Document and Entity Information	Apr. 25, 2023
Document And Entity Information [Line Items]
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001136352
Document Type	8-K
Document Period End Date	Apr. 25, 2023
Entity Registrant Name	CRESTWOOD EQUITY PARTNERS LP
Entity File Number	001-34664
Entity Tax Identification Number	43-1918951
Entity Address, Address Line One	811 Main St.
Entity Address, Address Line Two	Suite 3400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(832)
Local Phone Number	519-2200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Capital Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common units representing limited partner interests
Trading Symbol	CEQP
Security Exchange Name	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Units representing limited partner interests
Trading Symbol	CEQP-P
Security Exchange Name	NYSE